Document and Entity Information	Mar. 13, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 13, 2022
Entity Registrant Name	MVB FINANCIAL CORP
Entity Incorporation, State or Country Code	WV
Entity File Number	000-50567
Entity Tax Identification Number	20-0034461
Entity Address, Address Line One	301 Virginia Avenue
Entity Address, City or Town	Fairmont
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26554-2777
City Area Code	304
Local Phone Number	363-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 Par
Trading Symbol	MVBF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001277902